CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 25,876	$ 11,156	$ (36,919)
Other comprehensive income (loss)
Unrealized loss on marketable securities			(1)
Foreign currency translation adjustment	126	(2,116)	864
Other comprehensive income (loss)	126	(2,116)	863
Comprehensive income (loss)	26,002	9,040	(36,056)
Comprehensive income attributable to the redeemable noncontrolling interest	936	820	273
Comprehensive income attributable to noncontrolling interests	228
Comprehensive income (loss) attributable to BuzzFeed, Inc.	$ 24,838	$ 8,220	$ (36,329)